Distribution fees paid to authorized agents (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Total authorized agent fees incurred						$ 26,082	$ 24,735	$ 22,086
Other marketing expenses						2,908	1,439	936
Total distribution and marketing	8,847	7,111		17,023	14,208	28,990	26,174	23,022
Total authorized agent fees
Significant Accounting Policies [Line Items]
Total authorized agent fees incurred						88,818	86,166	74,929
Artisan Funds
Significant Accounting Policies [Line Items]
Total authorized agent fees incurred						$ 62,736	$ 61,431	$ 52,843